Segment Information (Company's Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Operating revenues	$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075
Operations and maintenance expense	72,179	71,268	63,571	64,825	66,502	66,502	63,360	60,379	271,843	256,743	250,989
Depreciation									111,767	103,412	100,606
Operating income (loss)	72,111	100,535	87,032	61,839	63,659	86,702	71,222	59,216	321,517	280,799	257,334
Interest expense, net of AFUDC									73,615	70,654	68,562
Provision for income taxes									66,881	69,111	74,940	63,626	62,712
Income (loss) from continuing operations	65,134	50,284	41,780	26,889	31,506	44,861	35,719	29,597	184,087	141,683	116,379	98,440	95,729
Capital expenditures									347,985	325,808	308,134	266,190	252,498
Total assets	4,858,517				4,348,420				4,858,517	4,348,420	4,072,466	3,749,862	3,486,339
Goodwill	28,152				26,944				28,152	26,944	27,918
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									740,030	674,927	648,768
Operations and maintenance expense									259,847	243,137	238,093
Depreciation									113,139	104,681	101,644
Operating income (loss)									316,602	282,587	259,372
Interest expense, net of AFUDC									67,433	64,990	63,170
Provision for income taxes									66,821	72,336	77,318
Income (loss) from continuing operations									182,769	145,493	119,292
Capital expenditures									346,676	324,433	307,726
Total assets	4,566,327				4,183,758				4,566,327	4,183,758	3,986,819
Goodwill	24,031				22,823				24,031	22,823	23,797
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues									17,730	12,364	11,418
Operations and maintenance expense									11,996	13,606	12,896
Depreciation									(1,372)	(1,269)	(1,038)
Operating income (loss)									4,915	(1,788)	(2,038)
Interest expense, net of AFUDC									6,182	5,664	5,392
Provision for income taxes									60	(3,225)	(2,378)
Income (loss) from continuing operations									1,318	(3,810)	(2,913)
Capital expenditures									1,309	1,375	408
Total assets	292,190				164,662				292,190	164,662	85,647
Goodwill	$ 4,121				$ 4,121				$ 4,121	$ 4,121	$ 4,121